THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
LONG-TERM INVESTMENTS (96.9%)
CALIFORNIA (0.4%)
    $ 1,000      Kaweah Delta Hospital District, Tulare
                   County, (Series F, due 06/01/14)......     PP       NR/NR    06/01/00(a)    5.250% $ 1,022,010
                                                                                                      -----------

CONNECTICUT (1.0%)
      1,000      Mashantucket Western Pequot Tribe,
                   (Special Revenue, Prerefunded,
                   Escrowed to Maturity, Series A)
                   144A..................................     RB      Aaa/AAA   09/01/01       6.250    1,065,340
        250      Mashantucket Western Pequot Tribe,
                   (Special Revenue, Prerefunded,
                   Escrowed to Maturity, Series A)
                   144A..................................     RB      Aaa/AAA   09/01/02       6.250      271,082
      1,100      Mashantucket Western Pequot Tribe,
                   (Special Revenue, Series A) 144A......     RB      Baa2/BBB- 09/01/01       6.250    1,165,659
        250      Mashantucket Western Pequot Tribe,
                   (Special Revenue, Series A) 144A......     RB      Baa2/BBB- 09/01/02       6.250      268,365
                                                                                                      -----------
                     TOTAL CONNECTICUT...................                                               2,770,446
                                                                                                      -----------

ILLINOIS (1.1%)
      3,000      Illinois Development Finance Authority,
                   (IDR, Riverside Health & Fitness
                   Center Project, Series 1998-A, due
                   08/01/28).............................     PP       NR/NR    08/01/01(a)    4.350    3,003,750
                                                                                                      -----------

MICHIGAN (0.4%)
      1,109      City of Detroit Public School, (Public
                   Power Revenue)........................     PP       NR/NR    10/15/00       4.550    1,108,800
                                                                                                      -----------

NEW YORK (94.0%)
      4,000      Erie County Water Authority, (Water
                   Revenue, Refunding, Escrowed to
                   Maturity, Series A, due 12/01/04),
                   AMBAC Insured.........................     RB      Aaa/AAA   12/01/03(a)    5.000    4,182,240
      3,100      Long Island Power Authority, (New York
                   Electric Systems, Refunding, Series
                   A), AMBAC Insured.....................     RB      Aaa/Baa1  12/01/09       5.500    3,451,943
      4,950      Long Island Power Authority, (New York
                   Electric Systems, Refunding, Series
                   A), AMBAC insured.....................     RB      Aaa/Baa1  12/01/10       5.500    5,526,180

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
NEW YORK (CONTINUED)
    $ 3,500      Long Island Power Authority, (New York
                   Electric Systems, Refunding, Series
                   A), AMBAC Insured.....................     RB      Aaa/Baa1  12/01/11       5.500% $ 3,914,050
      4,000      Metropolitan Transportation Authority,
                   (Commuter Facilities, Refunding,
                   Series D), MBIA Insured...............     RB      Aaa/AAA   07/01/06       6.000    4,522,680
      5,500      Metropolitan Transportation Authority,
                   (Dedicated Tax Fund, Series A), MBIA
                   Insured...............................     RB      Aaa/AAA   04/01/11       6.250    6,491,870
      1,370      Metropolitan Transportation Authority,
                   (Service Contract, Commuter
                   Facilities, Refunding, Series N)......     RB      Baa1/BBB+ 07/01/02       6.625    1,495,122
      1,065      Monroe County, (Public Improvement,
                   Prerefunded, Escrowed to Maturity,
                   Series 1995), AMBAC Insured...........     GO      Aaa/AAA   06/01/08       5.875    1,214,419
         65      Monroe County, (Public Improvement,
                   Unrefunded Balance, Series 1995),
                   AMBAC Insured.........................     GO      Aaa/AAA   06/01/08       5.875       74,119
      4,000      Municipal Assistance Corp. for the City
                   of New York, (Refunding, Series E, due
                   07/01/07).............................     RB       Aa2/AA   07/01/06(a)    5.500    4,414,520
      2,150      Municipal Assistance Corp. for the City
                   of New York, (Refunding, Series G)....     RB       Aa2/AA   07/01/05       6.000    2,409,763
      4,000      Municipal Assistance Corp. for the City
                   of New York, (Refunding, Series G)....     RB       Aa2/AA   07/01/07       6.000    4,573,480
      1,500      Municipal Assistance Corp. for the City
                   of New York, (Refunding, Series J)....     RB       Aa2/AA   07/01/04       6.000    1,663,485
      1,460      New York City Industrial Development
                   Agency, (Civil Facilities Revenue,
                   YMCA Greater New York Project)........     RB      Baa3/NR   08/01/05       6.000    1,572,989
      1,000      New York City Industrial Development
                   Agency, (IDR, Brooklyn Navy Yard,
                   Cogen Partners, Refunding, due
                   10/01/22).............................     RB      Baa3/BBB- 10/01/21(a)    6.200    1,136,420

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
NEW YORK (CONTINUED)
    $ 3,075      New York City Municipal Water Finance
                   Authority, (Water & Sewer Systems
                   Revenue, Series C), AMBAC Insured.....     RB      Aaa/AAA   06/15/21       6.200% $ 3,372,660
      2,400      New York City Transitional Finance
                   Authority, (Series B).................     RB       Aa3/AA   11/15/04       5.250    2,578,320
      3,100      New York City Transitional Finance
                   Authority, (Series C).................     RB       Aa3/AA   05/01/05       5.000    3,282,838
      4,000      New York City Transitional Finance
                   Authority, (Series C).................     RB       Aa3/AA   05/01/03       5.000    4,194,600
        650      New York City, (Prerefunded, Escrowed to
                   Maturity, Series M)...................     GO       A3/A-    06/01/00       6.000      674,284
      3,295      New York City, (Prerefunded, Series C,
                   SubSeries C-1)........................     GO       Aaa/A-   08/01/18       7.000    3,715,673
        670      New York City, (Prerefunded, Series D,
                   due 02/15/07).........................     GO       A3/A-    02/15/05(a)    5.750      742,440
      1,250      New York City, (Refunding, Series A)....     GO       A3/A-    08/01/04       7.000    1,433,012
      1,500      New York City, (Refunding, Series A)....     GO       A3/A-    08/01/06       5.250    1,599,030
      6,000      New York City, (Refunding, Series A, due
                   08/01/03).............................     GO       A3/A-    08/01/02(a)    6.250    6,535,440
      1,070      New York City, (Refunding, Series C)....     GO       A3/A-    02/01/04       6.000    1,166,514
      1,000      New York City, (Refunding, Series G),
                   MBIA Insured..........................     GO       Aaa/A3   02/01/09       6.750    1,197,470
      1,500      New York City, (Refunding, Series H)....     GO       A3/A-    03/15/05       6.500    1,693,815
      4,330      New York City, (Unrefunded Balance,
                   Series D, due 02/15/07)...............     GO       A3/A-    02/15/05(a)    5.750    4,708,572
      2,280      New York State Dormitory Authority,
                   (Columbia University).................     RB      Aaa/AAA   07/01/07       5.250    2,494,252
      2,885      New York State Dormitory Authority, (FHA
                   Hospital & Nursing Home, Refunding,
                   Series A), AMBAC Insured..............     RB       NR/AAA   08/15/08       5.000    3,054,061
      2,000      New York State Dormitory Authority, (FHA
                   Hospital New York & Presbyterian,
                   Refunding), AMBAC Insured.............     RB      Aaa/AAA   02/01/04       5.000    2,102,200
      2,500      New York State Dormitory Authority, (FHA
                   Hospital New York & Presbyterian,
                   Refunding, due 08/01/13), AMBAC
                   Insured...............................     RB      Aaa/AAA   02/01/08(a)    4.400    2,561,850

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
NEW YORK (CONTINUED)
    $ 1,110      New York State Dormitory Authority,
                   (Lease Revenue, State University
                   Dormitory Facilities, Refunding,
                   Series A), AMBAC Insured..............     RB      Aaa/AAA   07/01/11       6.000% $ 1,292,129
      5,280      New York State Dormitory Authority,
                   (Long Island Jewish Medical Center,
                   Refunding), MBIA Insured..............     RB      Aaa/AAA   07/01/05       5.000    5,582,280
      2,000      New York State Dormitory Authority,
                   (Memorial Sloan Kettering Cancer,
                   Series C), MBIA Insured...............     RB      Aaa/AAA   07/01/19       5.750    2,273,660
      5,650      New York State Dormitory Authority,
                   (Mental Health Services Facilities,
                   Refunding, Series B)..................     RB       A3/A-    02/15/06       6.000    6,273,308
      2,000      New York State Dormitory Authority, (New
                   York University, Series A), MBIA
                   Insured...............................     RB      Aaa/AAA   07/01/06       5.000    2,129,360
      2,510      New York State Dormitory Authority,
                   (North Shore University Hospital,
                   Refunding), MBIA Insured..............     RB      Aaa/AAA   11/01/05       5.000    2,660,073
      2,530      New York State Dormitory Authority,
                   (North Shore University Hospital,
                   Refunding), MBIA Insured..............     RB      Aaa/AAA   11/01/10       5.500    2,810,349
      2,000      New York State Dormitory Authority,
                   (Secondary Hospital, North General
                   Hospital, Refunding, Series G)........     RB      Baa1/BBB+ 02/15/05       5.500    2,119,440
      3,000      New York State Dormitory Authority,
                   (State University Educational
                   Facilities, Refunding)................     RB       A3/A-    05/15/01       5.250    3,104,010
      1,500      New York State Dormitory Authority,
                   (State University Educational
                   Facilities, Refunding, Series A)......     RB       A3/A-    05/15/04       6.500    1,683,255
      3,000      New York State Dormitory Authority,
                   (State University Educational
                   Facilities, Refunding, Series A), FGIC
                   Insured...............................     RB      Aaa/AAA   05/15/11       5.875    3,436,560

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
NEW YORK (CONTINUED)
    $ 2,000      New York State Dormitory Authority,
                   (University of Rochester, Refunding,
                   Series A), MBIA Insured...............     RB      Aaa/AAA   07/01/05       5.000% $ 2,120,560
      1,210      New York State Dormitory Authority,
                   (University of Rochester, Series A)...     RB       A1/A+    07/01/06       6.500    1,378,069
      5,000      New York State Environmental Facilities
                   Corp., (PCR, State Water, Revolving
                   Fund, New York City Municipal Water,
                   Refunding)............................     RB       Aa2/A+   06/15/11       5.750    5,670,700
      5,000      New York State Environmental Facilities
                   Corp., (Special Obligation, Riverbank
                   State Park, Prerefunded, due
                   04/01/22).............................     RB      Aaa/AAA   04/01/02(a)    7.375    5,675,400
      1,000      New York State Environmental Facilities
                   Corp., (State Clean Water & Drinking,
                   Revolving Funds, Second Resolution,
                   Series F).............................     RB       Aa2/A+   06/15/07       5.250    1,086,660
      2,600      New York State Housing Finance Agency,
                   (Service Contract Obligation,
                   Refunding, Series C)..................     RB      Baa1/BBB+ 03/15/05       4.850    2,692,716
      4,000      New York State Local Government
                   Assistance Corp., (Prerefunded, Series
                   C, due 04/01/10)......................     RB       Aaa/A+   04/01/01(a)    7.000    4,389,160
      2,000      New York State Local Government
                   Assistance Corp., (Refunding, Series
                   A)....................................     RB       A3/A+    04/01/06       6.000    2,243,140
      2,525      New York State Local Government
                   Assistance Corp., (Refunding, Series
                   B), MBIA Insured......................     RB      Aaa/AAA   04/01/04       5.250    2,692,660
      3,350      New York State Local Government
                   Assistance Corp., (Refunding, Series
                   E)....................................     RB       A3/A+    04/01/14       6.000    3,893,772
      2,850      New York State Medical Care Facilities
                   Finance Agency, (Hospital & Nursing
                   Home Services, Series D, due
                   02/15/32).............................     RB       Aa2/AA   02/15/03(a)    6.450    3,192,969
      1,500      New York State Medical Care Facilities
                   Finance Agency, (Mental Health
                   Services, Refunding, Series F)........     RB       A3/A-    02/15/03       6.000    1,620,750

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
NEW YORK (CONTINUED)
    $ 4,000      New York State Medical Care Facilities
                   Finance Agency, (Prerefunded, due
                   08/15/20).............................     RB      Aaa/AAA   08/15/00(a)    7.875% $ 4,379,760
      2,620      New York State Municipal Bond Bank
                   Agency, (Special Program, Refunding,
                   Series A), AMBAC Insured..............     RB      Aaa/AAA   03/15/06       5.000    2,783,907
      2,000      New York State Power Authority, (Revenue
                   & General Purpose, Refunding, Escrowed
                   to Maturity, Series W)................     RB      Aaa/AAA   01/01/03       6.625    2,215,000
      4,500      New York State Power Authority, (Revenue
                   & General Purpose, Refunding, Series
                   A)....................................     RB      Aa3/AA-   02/15/03       5.000    4,703,805
      3,350      New York State Power Authority, (Revenue
                   & General Purpose, Refunding, Series
                   A)....................................     RB      Aa3/AA-   02/15/05       5.500    3,641,082
      3,000      New York State Thruway Authority,
                   (Refunding, Series E).................     RB      Aa3/AA-   01/01/07       5.500    3,293,790
      2,000      New York State Thruway Authority,
                   (Service Contract, Local Highway &
                   Bridge)...............................     RB      Baa1/BBB+ 04/01/05       6.000    2,206,080
      2,000      New York State Thruway Authority,
                   (Service Contract, Local Highway &
                   Bridge, Refunding)....................     RB      Baa1/BBB+ 04/01/04       5.500    2,137,920
      9,935      New York State Thruway Authority,
                   (Service Contract, Local Highway &
                   Bridge, Series A-2), MBIA Insured.....     RB      Aaa/AAA   04/01/06       5.250   10,719,368
      2,470      New York State Urban Development Corp.,
                   (Center for Industrial Innovation,
                   Refunding)............................     RB      Baa1/BBB+ 01/01/06       6.250    2,776,700
      2,000      New York State Urban Development Corp.,
                   (Correctional Capital Facilities,
                   Series 6).............................     RB      Baa1/BBB+ 01/01/03       6.000    2,152,700
      2,635      New York State Urban Development Corp.,
                   (Sub Lien, Corporate Purpose,
                   Refunding)............................     RB        A2/A    01/01/06       6.000    2,933,625
      5,250      New York State, (Refunding, Series A)...     GO        A2/A    07/15/06       6.500    6,101,498
      3,100      New York State, (Refunding, Series B)...     GO        A2/A    08/15/05       6.250    3,514,842

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
NEW YORK (CONTINUED)
    $ 1,350      New York State, (Refunding, Series C)...     GO        A2/A    10/01/04       6.000% $ 1,498,419
      2,415      New York State, (Refunding, Series F)...     GO        A2/A    09/15/03       5.000    2,540,339
      1,000      Orange County, (Refunding)..............     GO       Aa2/NR   11/15/04       5.500    1,092,350
      1,000      Orange County, (Refunding)..............     GO       Aa2/NR   11/15/05       5.500    1,100,500
      7,730      Port Authority of New York & New Jersey,
                   (Special Project, JFK International
                   Air Terminal, Series 6), MBIA
                   Insured...............................     RB      Aaa/AAA   12/01/11       6.250    9,094,113
      3,000      Triborough Bridge & Tunnel Authority,
                   (General Purpose, Refunding, Series
                   SR, due 01/01/07).....................     RB       Aa3/A+   01/01/99(a)    5.000    3,185,370
      1,500      Triborough Bridge & Tunnel Authority,
                   (General Purpose, Refunding, Series
                   Y)....................................     RB       Aa3/A+   01/01/07       5.900    1,686,300
      3,960      Triborough Bridge & Tunnel Authority,
                   (Special Obligation, Refunding, Series
                   A), FGIC Insured......................     RB      Aaa/AAA   01/01/07       5.500    4,353,624
      1,000      Trust for Cultural Resources of the City
                   of New York, (Series 1997, due
                   04/01/05).............................     PP       NR/NR    10/01/01(a)    5.250    1,030,450
      4,000      United Nations Development Corp.,
                   (Senior Lien, Series A, Prerefunded,
                   due 07/01/26).........................     RB       Aaa/NR   07/01/03(a)    6.000    4,445,000
      3,230      Yonkers, (Series C), AMBAC Insured......     GO      Aaa/AAA   08/01/04       5.500    3,490,887
                                                                                                      -----------
                     TOTAL NEW YORK......................                                             250,848,720
                                                                                                      -----------
                     TOTAL LONG TERM INVESTMENTS (COST $248,739,622)................................  258,753,726
                                                                                                      -----------
SHORT-TERM INVESTMENTS (3.1%)
ARIZONA (0.4%)
      1,200      Chandler Arizona Industrial Development
                   Authority, (Multifamily Housing,
                   Southpark Apartments Project,
                   Refunding, due 12/01/02), LOC Citibank
                   NA....................................    VRDN     NR/A-1+   10/01/98(b)    3.700    1,200,000
                                                                                                      -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
FLORIDA (0.1%)
    $   200      Dade County, Florida Industrial
                   Development Authority, (PCR, Florida
                   Power & Light Co. Project, Refunding,
                   due 04/01/20).........................    VRDN     VMIG1/A-1+ 10/01/98(b)   4.200% $   200,000
                                                                                                      -----------

GEORGIA (0.7%)
      1,400      Burke County Development Authority,
                   (PCR, Georgia Power Co., Vogtle
                   Project-4th Series, due 07/01/24).....    VRDN     VMIG1/A-1 10/01/98(b)    4.150    1,400,000
        300      Burke County Development Authority,
                   (PCR, Georgia Power Co., Vogtle
                   Project-4th Series, Refunding, due
                   09/01/25).............................    VRDN     VMIG1/A+  10/01/98(b)    4.200      300,000
        200      Monroe County Development Authority,
                   (PCR, Georgia Power Co., Scherer
                   Project-2nd Series, Refunding, due
                   07/01/25).............................    VRDN     VMIG1/A-1 10/01/98(b)    4.150      200,000
                                                                                                      -----------
                                                                                                        1,900,000
                                                                                                      -----------

MICHIGAN (0.1%)
        200      Midland County Economic Development
                   Corp., (Dow Chemical Co. Project,
                   Refunding, Series B, due 12/01/15)....    VRDN     P-1/A-1   10/01/98(b)    4.250      200,000
                                                                                                      -----------

MISSOURI (0.3%)
        700      Missouri Environmental Impact Authority
                   & Energy Resource Authority, (Bayer
                   Corp. Project, Refunding, due
                   03/01/09).............................    VRDN      P-1/NR   10/01/98(b)    4.250      700,000
                                                                                                      -----------

NEW YORK (1.3%)
        700      New York City Municipal Water Finance
                   Authority, (Water and Sewer Systems
                   Revenue, Refunding, Series A, due
                   06/15/25), FGIC Insured...............    VRDN     VMIGI/A-1+ 10/01/98(b)   4.250      700,000
        100      New York City, (Series B, due 10/01/21),
                   FGIC Insured..........................    VRDN     VMIG1/A-1+ 10/01/98(b)   4.250      100,000
        100      New York City, (Series B, due 10/01/22),
                   FGIC Insured..........................    VRDN     VMIG1/A-1+ 10/01/98(b)   4.250      100,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                 SECURITY   MOODY'S/   MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE       S&P        DATE        RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
NEW YORK (CONTINUED)
    $   200      New York City, (Sub-Series B-4, due
                   08/15/21), LOC Union Bank of
                   Switzerland...........................    VRDN     VMIG1/A-1+ 10/01/98(b)   4.250% $   200,000
        100      New York City, (Sub-Series B-4, due
                   08/15/22), LOC Union Bank of
                   Switzerland...........................    VRDN     VMIG1/A-1+ 10/01/98(b)   4.250      100,000
      2,400      New York State Energy Research and
                   Development Authority, (PCR, New York
                   Electric and Gas, Refunding, Series B,
                   due 02/01/29), LOC Union Bank of
                   Switzerland...........................    VRDN     VMIGI/A-1+ 10/01/98(b)   4.100    2,400,000
                                                                                                      -----------
                                                                                                        3,600,000
                                                                                                      -----------

WASHINGTON (0.2%)
        400      Washington State Health Care Facilities
                   Authority, (VA Mason Medical Center,
                   Refunding, Series B, due 02/15/27)....    VRDN     VMIG1/A-1+ 10/01/98(b)   4.100      400,000
                                                                                                      -----------
                 TOTAL SHORT-TERM INVESTMENTS (COST $8,200,000).....................................    8,200,000
                                                                                                      -----------
                 TOTAL INVESTMENTS (COST $256,939,622) (100.0%).....................................  266,953,726
                 OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%).......................................       61,736
                                                                                                      -----------
                 NET ASSETS (100.0%)................................................................  $267,015,462
                                                                                                      -----------
                                                                                                      -----------

------------------------------
Note: Based on the cost of investments of $256,939,622 for federal income tax purposes at September 30, 1998, the aggregate gross unrealized appreciation and depreciation was $10,043,015 and $28,911, respectively, resulting in net unrealized appreciation of investments of $10,014,104.

(a) The date listed under the heading maturity date represents an optional tender date. The actual maturity date is indicated in the security description.

(b) Variable Rate Demand Notes tender dates and/or interest rates are reset at specified intervals which coincide with their tender feature. The actual maturity date is indicated in the security description.

Abbreviations used in Schedule of Investments are as follows:

AMBAC - Ambac Indemnity Corp., FGIC - Financial Guaranty Insurance Company, FHA -Federal Housing Authority, GO - General Obligation, IDR - Industrial Development Revenue, LOC - Letter of Credit, MBIA - Municipal Bond Investors Assurance Corp., NR - Not Rated, PCR - Pollution Control Revenue, PP - Private Placement, RB - Revenue Bond, VRDN - Variable Rate Demand Note.

Escrowed to Maturity: Bonds for which cash and/or securities have been deposited with a third party to cover payments of principal and interest at the maturity which coincides with the first call date of the first bond.

Prerefunded: Bonds for which the issuer of the bond invests the proceeds from a subsequent bond issuance in treasury securities whose maturity coincides with the first call date of the first bond.

Refunding: Bonds for which the issuer has issued new bonds and canceled the old issue.

144A: Securities restricted for resale to Qualified Institutional Buyers.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $256,939,622 )          $266,953,726
Cash                                                     73,015
Interest Receivable                                   3,729,006
Deferred Organization Expenses                            1,169
Prepaid Trustees' Fees                                      551
Prepaid Expenses and Other Assets                            20
                                                   ------------
    Total Assets                                    270,757,487
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     3,653,947
Advisory Fee Payable                                     63,429
Administrative Services Fee Payable                       9,366
Custody Fee Payable                                       2,475
Administration Fee Payable                                  677
Fund Services Fee Payable                                   211
Accrued Expenses                                         11,920
                                                   ------------
    Total Liabilities                                 3,742,025
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $267,015,462
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                               $ 5,606,070
EXPENSES
Advisory Fee                                       $351,242
Custodian Fees and Expenses                          33,692
Administrative Services Fee                          33,560
Professional Fees and Expenses                       20,459
Fund Services Fee                                     3,379
Administration Fee                                    1,519
Trustees' Fees and Expenses                           1,427
Amortization of Organization Expense                  1,154
Miscellaneous                                         4,870
                                                   --------
    Total Expenses                                                451,302
                                                              -----------
NET INVESTMENT INCOME                                           5,154,768
NET REALIZED GAIN ON INVESTMENTS                                1,919,979
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                   3,653,162
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $10,727,909
                                                              -----------
                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                      MONTHS ENDED      FOR THE FISCAL
                                                   SEPTEMBER 30, 1998     YEAR ENDED
                                                      (UNAUDITED)       MARCH 31, 1998
                                                   ------------------   --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $       5,154,768    $    7,914,129
Net Realized Gain on Investments                           1,919,979         1,111,960
Net Change in Unrealized Appreciation of
  Investments                                              3,653,162         4,862,341
                                                   ------------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                          10,727,909        13,888,430
                                                   ------------------   --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                             83,977,775        87,771,218
Withdrawals                                              (24,701,632)      (52,571,222)
                                                   ------------------   --------------
    Net Increase from Investors' Transactions             59,276,143        35,199,996
                                                   ------------------   --------------
    Total Increase in Net Assets                          70,004,052        49,088,426
NET ASSETS
Beginning of Period                                      197,011,410       147,922,984
                                                   ------------------   --------------
End of Period                                      $     267,015,462    $  197,011,410
                                                   ------------------   --------------
                                                   ------------------   --------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                          FOR THE FISCAL       FOR THE PERIOD
                                                        FOR THE          YEAR ENDED MARCH      APRIL 11, 1994
                                                    SIX MONTHS ENDED           31,            (COMMENCEMENT OF
                                                   SEPTEMBER 30, 1998   ------------------   OPERATIONS) THROUGH
                                                      (UNAUDITED)       1998   1997   1996     MARCH 31, 1995
                                                   ------------------   ----   ----   ----   -------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                      0.40%(a) 0.40% 0.43%  0.44%                0.48%(a)
  Net Investment Income                                         4.40%(a) 4.62% 4.75%  4.72%                4.59%(a)
  Expenses without Reimbursement                                  --      --     --     --                 0.51%(a)
Portfolio Turnover                                                33%(b)   51%   35%    41%                  63%(b)

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30,1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The New York Tax Exempt Bond Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 16, 1993. The portfolio commenced operations on April 11, 1994. Prior to November 2, 1998, the portfolio's name was The New York Total Return Bond Portfolio. The portfolio's investment objective is to provide high level of current income that is exempt from federal income tax for New York residents, consistent with moderate risk of capital. The portfolio invests a significant amount of its assets in debt obligations issued by political subdivisions and authorities in the State of New York. The issuers' ability to meet their obligations may be affected by economic and political developments within the State of New York. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All short-term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

   b) The portfolio incurred organization expenses in the amount of $11,473. These costs were deferred and are being amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations.

   c) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30,1998
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 28, 1998, the portfolio had an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the Agreement, the portfolio paid Morgan at an annual rate of 0.30% of the portfolio's average daily net assets. Effective October 28, 1998 the portfolio's Investment Advisor will be J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan & Co. Inc. ("J.P. Morgan"), and the terms of the Agreement will remain the same. For the six months ended September 30, 1998, such fees amounted to $351,242.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended September 30, 1998, the fee for these services amounted to $1,519.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which JPMIM provides similar services, and J.P. Morgan Series Trust. For the six months ended September 30, 1998, the fee for these services amounted to $33,560. In addition, J.P. Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio at no more than 0.50% of the average net assets of the portfolio. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $3,379 for the six months ended September 30, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30,1998
--------------------------------------------------------------------------------
      Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $700.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended September 30, 1998 were as follows:

  COST OF       PROCEEDS
 PURCHASES     FROM SALES
------------   -----------
$137,113,120   $75,571,990

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.